SHORT-TERM NOTES	6 Months Ended	12 Months Ended
	Aug. 31, 2015	Feb. 28, 2015
Debt Disclosure [Abstract]
SHORT-TERM NOTES

On July 31, 2015, the Company entered into a note purchase agreement (the “Note Purchase Agreement”) with one its existing institutional investors.  Pursuant to the Note Purchase Agreement, the Company issued and sold a non-convertible promissory note in the principal amount of $1,200,000 (the “Note”) and a warrant (the “Warrant”) to purchase 43,636 shares of the Company’s common stock. Proceeds from the private placement (the “Private Placement”) of the Note and Warrant will be used for working capital and general corporate purposes.

The Note matures on July 30, 2016, accrues interest at a rate of eight percent (8%) per annum and may be prepaid by the Company at any time prior to the maturity date without penalty or premium.  The investor has the right at its option to exchange (the “Voluntary Exchange”) the outstanding principal balance of the Note plus the Conversion Interest Amount (as defined below) into such number of securities to be issued in the Public Offering (as defined below).  Upon effectuating such Voluntary Exchange, the Investor shall be deemed to be a purchaser in the Public Offering.  “Public Offering” means a registered offering of equity or equity-linked securities resulting in gross proceeds of at least $5,000,000 to the Company; and “Conversion Interest Amount” means interest payable in an amount equal to all accrued but unpaid interest assuming the Note had been held from the issuance date to the maturity date.  In the event the Company completes a Public Offering and the Investor elected not to effectuate the Voluntary Exchange, then the Company shall promptly repay the outstanding principal amount of the Note plus all accrued and unpaid interest following completion of the Public Offering.

The Company evaluated the Voluntary Exchange provision, which provides for settlement of the Note at an 8% premium to the Note’s stated principal amount, in accordance with ASC 815-15-25. The Voluntary Exchange provision is a contingent put that is not clearly and closely related to the debt host instrument and therefore was initially separately measured at fair value and will be measured at fair value on an ongoing basis, with changes in fair value recognized in current operations. The proceeds of the Private Placement were first allocated to the fair value of the Warrant in the amount of $150,544 and to the fair value of the Voluntary Exchange provision in the amount of $227,740, with the difference of $821,716 representing the initial carrying value of the Note.  An additional $105,392 of debt issuance cost was recorded as additional debt discount at issuance.  The Note’s discount is amortized to interest expense over the term of the debt. The Company amortized approximately $8,000 to interest expense in the quarter ended August 31, 2015. Additionally, the Company recognized a loss of approximately $3,134 in the quarter ended August 31, 2015 due to the increase in estimated fair value of the Voluntary Exchange provision during the quarter ended August 31, 2015.

The Warrant contains an adjustment clause affecting its exercise price, which may be reduced if the Company issues shares of common stock or convertible securities at a price below the then-current exercise price of the Warrants. As a result, we determined that the Warrant was not indexed to the Company’s common stock and therefore should be recorded as a derivative liability. The detachable Warrant issued in connection with the Note was recorded as a debt discount based on its fair value (See Note 10 for fair value measurement). The adjustment clause lapses upon listing of the Company’s common stock on a National Trading Market (as defined in the warrant agreement).

	Note Payable	Discount	Voluntary Exchange Feature	Note Payable, Net
February 28, 2015 balance	$-	$-	$-	$-
Issuance of Note	1,200,000	(483,676)	227,740	944,064
Amortization of debt discount	-	29,883	-	29,883
Change in value	-	-	3,134	3,134
August 31, 2015 balance	$1,200,000	$(453,793)	$230,874	$977,081

The Company received an aggregate of $65,000 in December 2014 from two members of the Board of Directors, in the form of short-term notes. These notes were applied to the purchase price of the December 31, 2014 closing of the Series B Private Placement (See Note 6). The interest was considered de minimis.